UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

ARK Genomic Revolution Multi-Sector ETF

April 30, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Biotechnology - 70.2%
Alnylam Pharmaceuticals, Inc.*	17,845	$1,686,888
AquaBounty Technologies, Inc.*	114,165	353,912
Arcturus Therapeutics Ltd.*	392,808	2,003,321
Bellicum Pharmaceuticals, Inc.*	169,534	1,134,182
Biogen, Inc.*	16,124	4,411,526
Bluebird Bio, Inc.*	29,306	4,986,416
Celgene Corp.*	54,832	4,775,867
Cellectis SA (France)*(a)	134,428	3,858,084
CRISPR Therapeutics AG (Switzerland)*	79,491	3,724,948
Editas Medicine, Inc.*	279,423	8,773,882
Evogene Ltd. (Israel)*	75,299	233,427
Five Prime Therapeutics, Inc.*	123,709	2,072,126
Foundation Medicine, Inc.*	20,153	1,538,682
Gilead Sciences, Inc.	36,641	2,646,579
Incyte Corp.*	41,574	2,575,094
Inovio Pharmaceuticals, Inc.*	704,586	3,093,133
Intellia Therapeutics, Inc.*	632,861	12,669,877
Invitae Corp.*	1,413,051	7,814,172
Ionis Pharmaceuticals, Inc.*	76,140	3,276,304
Iovance Biotherapeutics, Inc.*	90,248	1,308,596
Jounce Therapeutics, Inc.*	129,088	2,657,922
Organovo Holdings, Inc.*	2,004,243	2,485,261
Pluristem Therapeutics, Inc.*	929,757	1,227,279
Regeneron Pharmaceuticals, Inc.*	4,027	1,222,919
Seres Therapeutics, Inc.*	468,672	3,594,714
Syros Pharmaceuticals, Inc.*	287,928	3,512,722
Veracyte, Inc.*	674,475	4,087,319
Total Biotechnology		91,725,152

Health Care Equipment & Supplies - 2.5%
Cerus Corp.*	639,597	3,325,904

Health Care Technology - 6.1%
athenahealth, Inc.*	30,597	3,747,215
Medidata Solutions, Inc.*	60,017	4,282,813
Total Health Care Technology		8,030,028

Life Sciences Tools & Services - 17.0%
Compugen Ltd. (Israel)*	1,131,845	3,961,457
Illumina, Inc.*	42,819	10,316,382
NanoString Technologies, Inc.*	425,136	4,038,792
Pacific Biosciences of California, Inc.*	1,506,290	3,886,228
Total Life Sciences Tools & Services		22,202,859

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	7,837	1,762,541

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	20,189	3,336,434

Total Common Stocks
(Cost $133,451,345)		130,382,918

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $404,853)	404,853	404,853
Total Investments–100.1%
(Cost $133,856,198)		130,787,771
Liabilities in Excess of Other Assets–(0.1)%		(74,343)
Net Assets–100.0%		$130,713,428

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Genomic Revolution Multi-Sector ETF

April 30, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$130,382,918	$–	$–	$130,382,918
Money Market Fund	404,853	–	–	404,853
Total	$130,787,771	$–	$–	$130,787,771

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund’s policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Industrial Innovation ETF

April 30, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Aerospace & Defense - 3.6%
Aerovironment, Inc.*	68,032	$3,707,744
Elbit Systems Ltd. (Israel)	14,094	1,629,548
Total Aerospace & Defense		5,337,292

Auto Components - 3.7%
Aptiv PLC	65,228	5,516,984

Automobiles - 15.8%
Daimler AG (Germany)(a)	71,588	1,406,346
General Motors Co.	84,004	3,086,307
Tesla, Inc.*	58,850	17,296,015
Toyota Motor Corp. (Japan)(a)	14,137	1,851,664
Total Automobiles		23,640,332

Biotechnology - 1.2%
Organovo Holdings, Inc.*	1,412,294	1,751,245

Chemicals - 1.2%
Albemarle Corp.	17,989	1,744,213

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	8,470	1,393,569

Electronic Equipment, Instruments & Components - 3.1%
Cognex Corp.	37,051	1,713,609
Trimble, Inc.*	83,765	2,898,269
Total Electronic Equipment, Instruments & Components		4,611,878

Health Care Equipment & Supplies - 5.6%
Align Technology, Inc.*	14,837	3,707,025
Intuitive Surgical, Inc.*	3,489	1,537,881
Mazor Robotics Ltd. (Israel)*(a)	59,834	3,177,784
Total Health Care Equipment & Supplies		8,422,690

Internet & Direct Marketing Retail - 9.0%
Amazon.com, Inc.*	4,088	6,402,339
JD.Com, Inc. (China)*(a)	147,650	5,390,702
Rakuten, Inc. (Japan)(a)	240,743	1,733,350
Total Internet & Direct Marketing Retail		13,526,391

Internet Software & Services - 16.0%
2U, Inc.*	32,376	2,605,944
Alphabet, Inc., Class C*	4,864	4,948,293
Baidu, Inc. (China)*(a)	45,581	11,436,273
Cornerstone OnDemand, Inc.*	35,861	1,582,546
Tencent Holdings Ltd. (China)(a)	67,831	3,332,537
Total Internet Software & Services		23,905,593

Machinery - 6.6%
Deere & Co.	15,385	2,082,052
ExOne Co. (The)*	233,544	1,616,124
FANUC Corp. (Japan)(a)	73,154	1,570,251
Proto Labs, Inc.*	38,466	4,583,224
Total Machinery		9,851,651

Semiconductors & Semiconductor Equipment - 12.6%
Infineon Technologies AG (Germany)(a)	72,927	1,869,848
NVIDIA Corp.	31,621	7,111,563
Teradyne, Inc.	188,544	6,137,107
Xilinx, Inc.	58,077	3,730,867
Total Semiconductors & Semiconductor Equipment		18,849,385

Software - 8.4%
ANSYS, Inc.*	10,049	1,624,521
Autodesk, Inc.*	24,552	3,091,097
Materialise NV (Belgium)*(a)	408,167	4,893,922
Splunk, Inc.*	29,421	3,020,066
Total Software		12,629,606

Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	13,931	2,302,237
Nano Dimension Ltd. (Israel)*(a)	362,340	518,146
Stratasys Ltd.*	782,067	14,992,225
Total Technology Hardware, Storage & Peripherals		17,812,608

Total Common Stocks
(Cost $137,217,979)		148,993,437

UNIT TRUST–0.2%

Financials - 0.2%
Bitcoin Investment Trust
(Cost $96,949)	22,113	350,491

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $229,448)	229,448	229,448
Total Investments–100.0%
(Cost $137,544,376)		149,573,376
Liabilities in Excess of Other Assets–(0.0)%†		(63,799)
Net Assets–100.0%		$149,509,577

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Industrial Innovation ETF

April 30, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$148,993,437	$–	$–	$148,993,437
Unit Trust*	350,491	–	–	350,491
Money Market Fund	229,448	–	–	229,448
Total	$149,573,376	$–	$–	$149,573,376

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Innovation ETF

April 30, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.1%

Auto Components - 1.8%
Aptiv PLC	147,755	$12,497,118

Automobiles - 7.7%
Tesla, Inc.*	185,580	54,541,962

Biotechnology - 20.4%
Bluebird Bio, Inc.*	106,561	18,131,354
Editas Medicine, Inc.*	799,440	25,102,416
Intellia Therapeutics, Inc.*†	2,214,317	44,330,626
Invitae Corp.*†	3,859,938	21,345,457
Organovo Holdings, Inc.*†	5,796,283	7,187,391
Seres Therapeutics, Inc.*	1,346,960	10,331,183
Syros Pharmaceuticals, Inc.*	846,930	10,332,546
Veracyte, Inc.*	1,262,425	7,650,296
Total Biotechnology		144,411,269

Consumer Finance - 2.0%
LendingClub Corp.*	5,348,265	14,386,833

Health Care Equipment & Supplies - 2.0%
Cerus Corp.*	2,713,606	14,110,751

Health Care Technology - 5.5%
athenahealth, Inc.*	176,880	21,662,493
Medidata Solutions, Inc.*	238,863	17,045,264
Total Health Care Technology		38,707,757

Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc.*	13,358	20,920,364
JD.Com, Inc. (China)*(a)	440,521	16,083,422
Netflix, Inc.*	55,528	17,350,279
Total Internet & Direct Marketing Retail		54,354,065

Internet Software & Services - 13.7%
Alibaba Group Holding Ltd. (China)*(a)	40,750	7,275,505
Baidu, Inc. (China)*(a)	103,125	25,874,063
Facebook, Inc., Class A*	46,002	7,912,344
Spotify Technology SA*	46,980	7,595,257
Tencent Holdings Ltd. (China)(a)	283,811	13,943,634
Twitter, Inc.*	1,142,468	34,628,205
Total Internet Software & Services		97,229,008

IT Services - 2.8%
Square, Inc., Class A*	423,996	20,071,971

Life Sciences Tools & Services - 9.0%
Compugen Ltd. (Israel)*	2,579,690	9,028,915
Illumina, Inc.*	133,771	32,229,447
NanoString Technologies, Inc.*†	1,594,471	15,147,475
Pacific Biosciences of California, Inc.*	2,979,305	7,686,607
Total Life Sciences Tools & Services		64,092,444

Machinery - 1.7%
ExOne Co. (The)*	752,095	5,204,497
Proto Labs, Inc.*	60,631	7,224,184
Total Machinery		12,428,681

Real Estate Management & Development - 1.6%
Redfin Corp.*	527,542	11,289,399

Semiconductors & Semiconductor Equipment - 7.7%
NVIDIA Corp.	79,507	17,881,124
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	94,097	3,618,030
Teradyne, Inc.	620,804	20,207,170
Xilinx, Inc.	200,679	12,891,619
Total Semiconductors & Semiconductor Equipment		54,597,943

Software - 6.2%
Autodesk, Inc.*	58,557	7,372,326
Materialise NV (Belgium)*(a)	693,957	8,320,544
MGT Capital Investments, Inc.*	1,443,092	2,583,135
Red Hat, Inc.*	47,033	7,669,201
salesforce.com, Inc.*	90,348	10,931,205
Splunk, Inc.*	71,870	7,377,455
Total Software		44,253,866

Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	110,485	18,258,751
Stratasys Ltd.*	2,487,246	47,680,506
Total Technology Hardware, Storage & Peripherals		65,939,257

Total Common Stocks
(Cost $708,763,658)		702,912,324

UNIT TRUST–0.7%

Financials - 0.7%
Bitcoin Investment Trust
(Cost $1,345,959)	308,890	4,895,906

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $2,013,399)	2,013,399	2,013,399
Total Investments–100.1%
(Cost $712,123,016)		709,821,629
Liabilities in Excess of Other Assets–(0.1)%		(465,791)
Net Assets–100.0%		$709,355,838

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2018 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2018 is as follows:

Value ($) at 7/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2018	Value ($) at 4/30/2018
Common Stocks — 12.3%
Biotechnology — 10.2%
Intellia Therapeutics, Inc. †
2,021,187	55,423,158	(6,230,771)	952,522	(7,835,470)	–	–	2,214,317	44,330,626
Invitae Corp.†
1,643,284	27,060,833	(1,245,564)	(1,231)	(6,111,865)	–	–	3,859,938	21,345,457
Organovo Holdings, Inc. †
784,249	8,152,449	(503,561)	6,289	(1,252,035)	–	–	5,796,283	7,187,391
Life Sciences Tools & Services — 2.1%
NanoString Technologies, Inc. †
1,146,013	15,524,707	(2,858,334)	(1,189,579)	2,524,668	–	–	1,594,471	15,147,475
5,594,733	106,161,147	(10,838,230)	(231,999)	(12,674,702)	–	–	13,465,009	88,010,949

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$702,912,324	$–	$–	$702,912,324
Unit Trust*	4,895,906	–	–	4,895,906
Money Market Fund	2,013,399	–	–	2,013,399
Total	$709,821,629	$–	$–	$709,821,629

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Israel Innovative Technology ETF

April 30, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.4%

Aerospace & Defense - 7.5%
Aeronautics Ltd. (Israel)*	203,905	$556,313
Elbit Systems Ltd. (Israel)	4,744	549,015
FMS Enterprises Migun Ltd. (Israel)	18,758	563,425
Total Aerospace & Defense		1,668,753

Biotechnology - 5.4%
Arcturus Therapeutics Ltd.*	2,422	12,352
Kamada Ltd. (Israel)*	130,469	614,833
UroGen Pharma Ltd. (Israel)*	10,326	578,463
Total Biotechnology		1,205,648

Commercial Services & Supplies - 2.5%
Pointer Telocation Ltd. (Israel)*	39,190	556,498

Communications Equipment - 18.7%
AudioCodes Ltd. (Israel)*	84,626	609,307
Ceragon Networks Ltd. (Israel)*	224,717	591,006
Gilat Satellite Networks Ltd. (Israel)*	70,680	598,795
Ituran Location and Control Ltd. (Israel)	18,305	573,862
RADCOM Ltd. (Israel)*	32,171	596,772
Radware Ltd. (Israel)*	26,857	593,540
Silicom Ltd. (Israel)*	16,313	619,404
Total Communications Equipment		4,182,686

Diversified Telecommunication - 5.4%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	482,799	609,309
magicJack VocalTec Ltd. (Israel)*	71,428	599,995
Total Diversified Telecommunication		1,209,304

Electronic Equipment, Instruments & Components - 5.1%
Orbotech Ltd. (Israel)*	9,985	583,324
Suny Cellular Communication Ltd. (Israel)*	1,001,500	569,630
Total Electronic Equipment, Instruments & Components		1,152,954

Health Care Equipment & Supplies - 2.3%
Mazor Robotics Ltd. (Israel)*(a)	9,908	526,214

Internet Software & Services - 2.5%
Wix.com Ltd. (Israel)*	6,685	549,841

IT Services - 2.5%
Matrix IT Ltd. (Israel)	51,765	570,157

Life Sciences Tools & Services - 2.2%
Compugen Ltd. (Israel)*	137,930	482,755

Pharmaceuticals - 10.4%
Foamix Pharmaceuticals Ltd. (Israel)*	112,479	538,774
Redhill Biopharma Ltd. (Israel)*(a)	122,948	596,298
Taro Pharmaceutical Industries Ltd.*	5,889	600,560
Teva Pharmaceutical Industries Ltd. (Israel)(a)	33,351	599,651
Total Pharmaceuticals		2,335,283

Professional Services - 2.6%
Danel Adir Yeoshua Ltd. (Israel)	12,175	573,407

Semiconductors & Semiconductor Equipment - 12.6%
Camtek Ltd. (Israel)	82,892	570,297
Mellanox Technologies Ltd. (Israel)*	7,697	604,984
Nova Measuring Instruments Ltd. (Israel)*	21,171	555,739
SolarEdge Technologies, Inc.*	10,714	564,092
Tower Semiconductor Ltd. (Israel)*	20,468	529,507
Total Semiconductors & Semiconductor Equipment		2,824,619

Software - 12.6%
Check Point Software Technologies Ltd. (Israel)*	5,764	556,284
CyberArk Software Ltd. (Israel)*	11,314	621,817
Hilan Ltd. (Israel)	26,286	577,146
Nice Ltd. (Israel)*(a)	6,170	587,199
Sapiens International Corp. NV (Israel)	53,954	486,665
Total Software		2,829,111

Technology Hardware, Storage & Peripherals - 2.4%
Stratasys Ltd.*	27,785	532,639

Wireless Telecommunication Services - 4.7%
Cellcom Israel Ltd. (Israel)*	78,189	535,534
Partner Communications Co. Ltd. (Israel)*	125,757	519,248
Total Wireless Telecommunication Services		1,054,782

Total Common Stocks
(Cost $23,170,396)		22,254,651

MONEY MARKET FUND–0.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $117,263)	117,263	117,263
Total Investments–99.9%
(Cost $23,287,659)		22,371,914
Other Assets in Excess of Liabilities–0.1%		24,935
Net Assets–100.0%		$22,396,849

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

Country	Value	% of Net Assets
Israel	$20,545,008	91.7%
United States	1,826,906	8.2
Total Investments	22,371,914	99.9
Other Assets in Excess of Liabilities	24,935	0.1
Net Assets	$22,396,849	100.0%

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Israel Innovative Technology ETF

April 30, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$22,254,651	$–	$–	$22,254,651
Money Market Fund	117,263	–	–	117,263
Total	$22,371,914	$–	$–	$22,371,914

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018, based on levels assigned to securities as of December 5, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Web x.0 ETF

April 30, 2018  (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.1%

Automobiles - 5.5%
Tesla, Inc.*	86,059	$25,292,740

Biotechnology - 1.3%
Veracyte, Inc.*	1,003,034	6,078,386

Consumer Finance - 2.2%
LendingClub Corp.*	3,836,311	10,319,677

Health Care Technology - 7.2%
athenahealth, Inc.*	137,443	16,832,644
Medidata Solutions, Inc.*	159,942	11,413,461
Teladoc, Inc.*	120,138	5,165,934
Total Health Care Technology		33,412,039

Internet & Direct Marketing Retail - 13.4%
Amazon.com, Inc.*	17,239	26,998,515
JD.Com, Inc. (China)*(a)	417,426	15,240,223
Netflix, Inc.*	64,628	20,193,665
Total Internet & Direct Marketing Retail		62,432,403

Internet Software & Services - 31.2%
2U, Inc.*	173,239	13,944,007
Alibaba Group Holding Ltd. (China)*(a)	63,504	11,338,004
Alphabet, Inc., Class C*	4,774	4,856,733
Baidu, Inc. (China)*(a)	68,826	17,268,443
Box, Inc., Class A*	241,261	5,515,227
Facebook, Inc., Class A*	38,641	6,646,252
Hortonworks, Inc.*	589,587	9,981,708
MercadoLibre, Inc. (Argentina)	33,772	11,469,309
Shopify, Inc., Class A (Canada)*	74,842	10,001,137
Spotify Technology SA*	44,666	7,221,152
Tencent Holdings Ltd. (China)(a)	347,728	17,083,877
Twitter, Inc.*	878,341	26,622,516
Zillow Group, Inc., Class C*	56,521	2,740,703
Total Internet Software & Services		144,689,068

IT Services - 5.6%
PayPal Holdings, Inc.*	110,464	8,241,719
Square, Inc., Class A*	376,903	17,842,588
Total IT Services		26,084,307

Real Estate Management & Development - 1.8%
Redfin Corp.*	383,584	8,208,698

Semiconductors & Semiconductor Equipment - 9.6%
NVIDIA Corp.	95,811	21,547,894
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	310,734	11,947,722
Xilinx, Inc.	168,784	10,842,684
Total Semiconductors & Semiconductor Equipment		44,338,300

Software - 14.0%
Adobe Systems, Inc.*	35,752	7,922,643
HubSpot, Inc.*	87,056	9,219,231
MGT Capital Investments, Inc.*	895,524	1,602,988
Microsoft Corp.	51,325	4,799,914
Red Hat, Inc.*	59,121	9,640,270
salesforce.com, Inc.*	115,786	14,008,948
ServiceNow, Inc.*	36,781	6,110,795
Snap, Inc., Class A*	157,388	2,255,370
Splunk, Inc.*	91,960	9,439,694
Total Software		64,999,853

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	110,535	18,267,014

Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc.*	27,718	6,607,971

Wireless Telecommunication Services - 2.0%
SoftBank Group Corp. (Japan)(a)	240,829	9,173,177

Total Common Stocks
(Cost $462,321,829)		459,903,633

UNIT TRUST–0.8%

Financials - 0.8%
Bitcoin Investment Trust
(Cost $846,599)	231,649	3,671,637

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $1,051,557)	1,051,557	1,051,557
Total Investments–100.1%
(Cost $464,219,985)		464,626,827
Liabilities in Excess of Other Assets–(0.1)%		(282,321)
Net Assets–100.0%		$464,344,506

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Web x.0 ETF

April 30, 2018  (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$459,903,633	$–	$–	$459,903,633
Unit Trust*	3,671,637	–	–	3,671,637
Money Market Fund	1,051,557	–	–	1,051,557
Total	$464,626,827	$–	$–	$464,626,827

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

The 3D Printing ETF

April 30, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.2%

Aerospace & Defense - 2.2%
Arconic, Inc.	24,724	$440,335
Hexcel Corp.	951	63,213
Moog, Inc., Class A*	6,755	553,707
Total Aerospace & Defense		1,057,255

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	5,299	601,437

Biotechnology - 6.2%
Organovo Holdings, Inc.*	2,376,885	2,947,337

Chemicals - 1.0%
Arkema SA (France)	461	60,402
DowDuPont, Inc.	938	59,319
Eastman Chemical Co.	583	59,513
Evonik Industries AG (Germany)	1,688	60,093
Koninklijke DSM N.V. (Netherlands)	584	60,524
PolyOne Corp.	1,400	58,590
Praxair, Inc.	414	63,143
Toray Industries, Inc. (Japan)	6,536	61,103
Total Chemicals		482,687

Electrical Equipment - 0.9%
AMETEK, Inc.	6,518	454,956

Electronic Equipment, Instruments & Components - 11.9%
FARO Technologies, Inc.*	7,887	398,294
Hexagon AB, Class B (Sweden)	8,157	473,212
Perceptron, Inc.*	54,242	476,787
Renishaw PLC (United Kingdom)	39,232	2,547,161
Trimble, Inc.*	50,584	1,750,206
Total Electronic Equipment, Instruments & Components		5,645,660

Health Care Equipment & Supplies - 6.6%
Align Technology, Inc.*	1,961	489,956
ConforMIS, Inc.*	1,132,264	1,466,282
K2M Group Holdings, Inc.*	30,323	579,169
Stryker Corp.	3,574	605,507
Total Health Care Equipment & Supplies		3,140,914

Industrial Conglomerates - 2.5%
3M Co.	287	55,790
General Electric Co.	41,991	590,813
Siemens AG (Germany)	4,402	561,566
Total Industrial Conglomerates		1,208,169

Machinery - 18.1%
ExOne Co. (The)*	348,765	2,413,454
Fenner PLC (United Kingdom)	7,236	60,568
Prodways Group SA (France)*	523,439	2,888,715
Proto Labs, Inc.*	4,677	557,265
Sandvik AB (Sweden)	3,259	55,826
SLM Solutions Group AG (Germany)*	64,972	2,628,412
Total Machinery		8,604,240

Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	2,380	63,237
Carpenter Technology Corp.	1,215	64,711
Total Metals & Mining		127,948

Professional Services - 2.5%
Arrk Corp. (Japan)*	526,101	601,561
Bertrandt AG (Germany)	5,134	575,032
Total Professional Services		1,176,593

Semiconductors & Semiconductor Equipment - 1.3%
Ultra Clean Holdings, Inc.*	35,008	612,990

Software - 22.7%
ANSYS, Inc.*	11,243	1,817,544
Autodesk, Inc.*	14,057	1,769,776
Dassault Systemes (France)	13,827	1,790,803
Materialise NV (Belgium)*(a)	148,588	1,781,570
Microsoft Corp.	19,417	1,815,878
PTC, Inc.*	21,975	1,809,641
Total Software		10,785,212

Technology Hardware, Storage & Peripherals - 21.7%
3D Systems Corp.*	232,840	2,337,714
Eastman Kodak Co.*	12,759	63,157
HP Inc.	127,620	2,742,554
MGI Digital Graphic Technology (France)*	36,588	2,681,945
Stratasys Ltd.*	130,532	2,502,298
Total Technology Hardware, Storage & Peripherals		10,327,668

Total Common Stocks
(Cost $48,982,710)		47,173,066

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $61,821)	483	61,477

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.61% (b)
(Cost $72,201)	72,201	72,201
Total Investments–99.5%
(Cost $49,116,732)		47,306,744
Other Assets in Excess of Liabilities–0.5%		221,148
Net Assets–100.0%		$47,527,892

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

The 3D Printing ETF

April 30, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2018, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$47,173,066	$–	$–	$47,173,066
Preferred Stock*	61,477	–	–	61,477
Money Market Fund	72,201	–	–	72,201
Total	$47,306,744	$–	$–	$47,306,744

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of April 30, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended April 30, 2018 based on levels assigned to securities as of July 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

April 30, 2018

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013.  The Trust consists of six (6) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’).  Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASC") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described at the end of each Fund’s Schedule of Investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

3. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

April 30, 2018

(Unaudited)

As of April 30, 2018, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*   /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date June 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date June 22, 2018

By (Signature and Title)*   /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date June 22, 2018

* Print the name and title of each signing officer under his or her signature.